Shareholders’ Equity (Details) - USD ($)	1 Months Ended	6 Months Ended
	Apr. 30, 2024	Jun. 30, 2024
Shareholders’ Equity [Line Items]
Ordinary shares		610,156
Weighted-average remaining contractual life		4 years 1 month 6 days
Unvested options		366,171
Unrecognized compensation cost- (in Dollars)		$ 170,950
Weighted average period		3 years 2 months 12 days
Intrinsic value (in Dollars)		$ 0
Consultants [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Exercised warrants	359,020
Global Share Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Available shares		146,309
Common Stock [Member]
Shareholders’ Equity [Line Items]
Exercised warrants		1,088,590
Received ordinary shares		131,249
Common Stock [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Received ordinary shares	355,974